PREPAID EXPENSE AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSE AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expense and Other Current Assets
	December 31,
	2014	2015
Spare parts	$6,385,388	$6,052,315
Prepaid Value added tax (“VAT”)	5,857,017	5,552,772
Prepaid insurance fee	226,564	347,631
Others	366,900	282,423
Total	$12,835,869	$12,235,141